Summary of Principal Accounting Policies - Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	¥ 646,352	$ 99,058	¥ 560,017
Liabilities	2,122,215	325,243	1,927,644
Amount due from related parties
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	47,024	7,207	88,415
Investments
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	599,328	$ 91,851	471,602
Nonconsolidated VIEs
Nonconsolidated VIEs
Liabilities	0		0
Contingent liabilities	0		0
Guarantees (implicit or explicit)	¥ 0		¥ 0